General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2013
General and administrative expenses
in	2013	2012	2011
General and administrative expenses (CHF million)
Occupancy expenses	1,186	1,220	1,122
IT, machinery, etc.	1,517	1,469	1,448
Provisions and losses	2,136	694	704
Travel and entertainment	355	394	441
Professional services	1,952	1,919	2,060
Goodwill impairment	12	0	0
Amortization and impairment of other intangible assets	25	36	30
Other	1,416	1,514	1,488
General and administrative expenses	8,599	7,246	7,293

Bank
General and administrative expenses
in	2013	2012	2011
General and administrative expenses (CHF million)
Occupancy expenses	1,168	1,191	1,094
IT, machinery, etc.	1,508	1,456	1,433
Provisions and losses	2,136	682	707
Travel and entertainment	342	380	425
Professional services	1,912	1,868	2,016
Goodwill impairment	12	0	0
Amortization and impairment of other intangible assets	25	28	30
Other	1,551	1,599	1,623
General and administrative expenses	8,654	7,204	7,328